Segment reporting (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	[1],[2]	Mar. 31, 2019 INR (₨)		Mar. 31, 2018 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 174,600	$ 2,316		₨ 153,851	[1],[2]	₨ 142,028	[1],[2]
Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	138,123			122,903		114,014
Nervous System [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	26,825			19,726		17,347
Gastrointestinal [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	19,394			19,250		19,153
Oncology [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	18,245			18,357		16,999
Cardiovascular [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	14,729			15,106		16,501
Pain Management [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	13,808			13,806		12,898
Respiratory [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	10,433			8,130		6,205
Anti-Infective [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	9,402			7,073		6,557
Others | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	₨ 25,287			₨ 21,455		₨ 18,354

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the years ended March 31, 2020 and 2019 are not comparable with those of the previous year presented.
[2]	Revenues for the year ended March 31, 2020 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,910 (as compared to Rs.5,785 and Rs.5,492 for the years ended March 31, 2019 and 2018, respectively).